Note 4 - Investment and Equity Securities - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less than Twelve Months, Fair Value	$ 22,519	$ 7,264
Less than Twelve Months, Gross Unrealized Losses	(295)	(81)
Twelve Months or Greater, Fair Value	27,415	15,554
Twelve Months or Greater, Gross Unrealized Losses	(754)	(315)
Total, Fair Value	49,934	22,818
Total, Gross Unrealized Losses	(1,049)	(396)
US Government Agencies Debt Securities [Member]
Less than Twelve Months, Fair Value		557
Less than Twelve Months, Gross Unrealized Losses		(4)
Twelve Months or Greater, Fair Value	4,105	4,036
Twelve Months or Greater, Gross Unrealized Losses	(61)	(67)
Total, Fair Value	4,105	4,593
Total, Gross Unrealized Losses	(61)	(71)
Nontaxable Municipal Bonds [Member]
Less than Twelve Months, Fair Value	20,451	1,009
Less than Twelve Months, Gross Unrealized Losses	(286)	(6)
Twelve Months or Greater, Fair Value	11,053	2,784
Twelve Months or Greater, Gross Unrealized Losses	(187)	(32)
Total, Fair Value	31,504	3,793
Total, Gross Unrealized Losses	(473)	(38)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	2,068	5,698
Less than Twelve Months, Gross Unrealized Losses	(9)	(71)
Twelve Months or Greater, Fair Value	12,257	8,734
Twelve Months or Greater, Gross Unrealized Losses	(506)	(216)
Total, Fair Value	14,325	14,432
Total, Gross Unrealized Losses	$ (515)	$ (287)